Financial Assets at Fair Value Through Comprehensive Income - Schedule of Financial Assets at Fair Value Through Comprehensive Income of Debt Securities (Details) ¥ in Thousands	Jun. 30, 2022 CNY (¥)
Disclosure Of Financial Instruments [Line Items]
Current assets	¥ 330,673
Non-current assets	149,681
U.S. Treasury Bills
Disclosure Of Financial Instruments [Line Items]
Current assets	163,450
Non-current assets	57,298
Listed Bonds
Disclosure Of Financial Instruments [Line Items]
Current assets	26,034
Non-current assets	92,383
Unlisted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Current assets	¥ 141,189